Investment Strategy - YieldMax® SPCX Option Income Strategy ETF	Jul. 10, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund seeks to do so by employing:

(i)	a synthetic covered call strategy (an options strategy designed to provide exposure similar to owning the Underlying Security while generating option premiums, which may limit upside returns) and/or
(ii)	a synthetic covered call spread strategy (an options strategy designed to provide exposure similar to owning the Underlying Security while generating option premiums and retaining potential upside participation through the purchase of a higher-strike call option).

These options strategies are designed to generate options premiums while providing indirect exposure to the Underlying Security.

The Fund’s strategy generally includes the following components:

●

Synthetic long exposure to the Underlying Security. The Fund seeks to obtain economic exposure similar to owning the Underlying Security by purchasing call options and selling put options on the Underlying Security, generally with similar strike prices and expiration dates (a “synthetic long” position). As a result, the Fund is exposed to most or all declines in the value of the Underlying Security.

●	Call writing to generate options premiums. The Fund sells call options on the Underlying Security, or sells call spreads (as described below), to generate option premiums. Because the Fund sells call options (or call spreads), the Fund’s ability to participate in increases in the price of the Underlying Security may be limited. In the case of a call spread, the limitation applies only while the price of the Underlying Security is between the short call strike price and the long call strike price, less the premium received. If the price of the Underlying Security exceeds the long call strike price, the Fund’s upside participation is not limited by the spread and will depend on the extent of any further appreciation in the Underlying Security. Accordingly, the Fund’s returns are generally expected to reflect conditional upside participation together with meaningful downside exposure.

●	U.S. Treasury securities and cash. The Fund typically holds U.S. Treasury securities and cash (or cash equivalents) to serve as collateral for its derivatives positions and to generate interest income. These holdings are expected to represent a significant portion of the Fund’s assets.

Synthetic Covered Call Strategy. When using the synthetic covered call strategy, the Fund seeks to obtain exposure similar to owning the Underlying Security while generating option premiums by selling call options, which may limit the Fund’s ability to participate in gains above the call option strike price. The Fund generally sells short-dated call options on the Underlying Security, typically with strike prices that are at or above the current market price of the Underlying Security at the time the options are sold. The Fund seeks to generate option premiums from selling these call options. In exchange, the Fund generally forgoes gains of the Underlying Security above the call option strike price (subject to the effect of premiums received and other Fund positions).

Synthetic Covered Call Spread Strategy. When using the synthetic covered call spread strategy, the Fund seeks to obtain exposure similar to owning the Underlying Security while generating option premiums through a call spread, which may allow for greater participation in increases in the price of the Underlying Security than the synthetic covered call strategy. The Fund generally sells a call option on the Underlying Security and purchases another call option on the Underlying Security with a higher strike price, creating a call spread. This structure is intended to allow greater participation in increases in the price of the Underlying Security than a traditional covered call strategy, while still seeking to generate net option premiums. The Adviser may use this approach more frequently when it believes it is advantageous based on market conditions.

Rolling of Options. The Fund generally maintains continuous exposure to the Underlying Security through its options positions and expects to “roll” option positions by closing existing option positions and entering into new options positions, including as options approach expiration, in order to maintain the strategy. The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund seeks to make weekly distributions. Distributions are expected to be derived from one or more of the following sources:

●	option premiums;

●	interest income from U.S. Treasury securities and cash equivalents; and

●	realized gains.

The Fund seeks to generate distributions regardless of whether the Underlying Security appreciates.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Fund” for more information about option premiums and ROC.

Portfolio Attributes

The Fund’s portfolio is expected to consist primarily of:

●	options used to obtain synthetic exposure to the Underlying Security and to generate options premiums; and

●	U.S. Treasury securities, cash, and cash equivalents used as collateral and to generate interest income.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to the Underlying Security.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

An investment in the Fund is not an investment in the Underlying Security. Fund shareholders will not have rights as holders of the Underlying Security and will not receive dividends or other distributions paid by the Underlying Security.

Space Exploration Technologies Corporation (“SpaceX”)

Space Exploration Technologies Corporation is a privately held aerospace and space transportation company that designs, manufactures, and launches advanced rockets and spacecraft. Founded in 2002 by Elon Musk, SpaceX develops and operates launch vehicles for commercial, government, and defense customers, and provides satellite-based broadband services through its Starlink network. The company is a leading participant in the commercial space industry, contributing to the expansion of global satellite communications and orbital launch capabilities. SpaceX’s common stock is listed on the Nasdaq Stock Market LLC (“NASDAQ”) under the ticker SPCX. SpaceX is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SpaceX pursuant to the Exchange Act can be located by reference to the SEC file number 333-296070 through the SEC’s website at www.sec.gov.

Additional information about SpaceX may also be obtained from other publicly available sources, including press releases, news articles, industry publications and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of SPCX or other securities of Space Exploration Technologies Corporation. The Fund has derived all disclosures contained in this document regarding SPCX from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to SPCX. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SPCX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SPCX (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SPCX could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of SPCX.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH SPACEX. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, SPACEX.

Moreover, SpaceX has not participated in the development of the Fund’s investment strategy. SpaceX does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. SpaceX does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by SpaceX.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by SpaceX or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of this Prospectus, SPCX is assigned to the Cable & Satellite industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to the Underlying Security.